Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
10.
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The following table presents the right-of-use assets, which are related to the Company’s Switzerland, Iceland and U.S. facilities:

in CHF thousands	Right-of-use assets
	2024	2023
Balance as of January 1,	755	758
Indexation for the period	25	47
New lease	792	118
FX revaluation	4	(6)
Depreciation charge for the period	(273)	(162)
Balance as of December 31,	1,303	755

There are no variable lease payments which are not included in the measurement of lease obligations. Expected extension options have been included in the measurement of lease liabilities.

The following table presents the lease obligations:

in CHF thousands	Lease liabilities
	2024	2023
Balance as of January 1,	(605)	(633)
New lease	(792)	(118)
FX revaluation	(32)	35
Indexation for the period	(25)	(47)
Interest expense for the period	(47)	(42)
Lease payments for the period	321	200
Balance as of December 31,	(1,180)	(605)

in CHF thousands	As of December 31, 2024	As of December 31, 2023
Current	(315)	(174)
Non-current	(865)	(431)
Total	(1,180)	(605)